Post-retirement benefits - Summary of total expense recognised in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (80)	$ (83)	$ (79)
Past service (cost)/credit	(19)	(12)	87
Curtailment gains	4	0	0
Net interest on net defined benefit liability	(26)	(32)	(21)
Non-investment expenses paid from the plans	(21)	(20)	(20)
Total defined benefit expense	(142)	(147)	(33)
Current employer service cost for defined contribution and industry-wide plans	(484)	(458)	(416)
Total expense recognised in the income statement	(626)	$ (605)	$ (449)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(77)
Past service (cost)/credit	(19)
Curtailment gains	3
Net interest on net defined benefit liability	4
Non-investment expenses paid from the plans	(21)
Total defined benefit expense	(110)
Current employer service cost for defined contribution and industry-wide plans	(481)
Total expense recognised in the income statement	(591)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(3)
Past service (cost)/credit	0
Curtailment gains	1
Net interest on net defined benefit liability	(30)
Non-investment expenses paid from the plans	0
Total defined benefit expense	(32)
Current employer service cost for defined contribution and industry-wide plans	(3)
Total expense recognised in the income statement	$ (35)